UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2010. The net asset value (NAV) at that date was $9.77 per common share. The Fund's common stock is traded on the New York Stock Exchange (NYSE) and its share price can differ from its NAV; at period end, the Fund's closing price on the NYSE was $9.41.

The total returns, including income, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2010
Cohen & Steers Global Income Builder at Market Value[a]	–12.09%
Cohen & Steers Global Income Builder at NAV[a]	–13.47%
MSCI World Index[b]	–9.56%
S&P 500 Index[b]	–6.65%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effects of leverage, resulting from borrowings under a credit agreement. Current total returns of the Fund can be obtained by visiting our Web site at cohenandsteers.com.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of non-U.S. holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry to deter investors from arbitraging funds with a large percentage of non-U.S. holdings. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark index, which does not use fair value pricing. An investor cannot invest directly in an index.

The Fund may pay distributions in excess of its investment company taxable income and net realized capital gains. This excess would be a "return of capital" distributed from the Fund's assets. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

a  As a closed-end investment company, the price of the Fund's NYSE-traded shares will be set by market forces and at times may deviate from the NAV per share of the Fund.

b  The MSCI World Index is a market-capitalization-weighted index that monitors the performance of stocks from all around the world. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

The Fund allocates its assets among five proprietary strategies: global large cap value, global real estate, global utility, global preferred securities and closed-end funds. As of June 30, 2010, 67% of the Fund was invested in the global large cap component.

Index and stock options are written on a portion of the Fund's portfolio (covered call strategy). As of June 30, 2010, the aggregate notional value of options represented 33% of total assets.

Investment Review

Global equity markets struggled in the period, weighed down by decelerating U.S. growth, concerns about high sovereign debt levels in southern Europe and China's slowing economy.

Within the S&P 500 Index, the health care sector (which had a total return of –8.8% in the period) underperformed amid uncertainty surrounding health care legislation. The financial services sector (–3.7%) was also subject to government policy. It outperformed in the first quarter amid little negative news, an improving economy and reassurance from the Federal Reserve that it would keep interest rates low. But in the second quarter Goldman Sachs pulled the group down when the Securities & Exchange Commission brought civil charges against the bank.

The industrial sector (–0.8%) performed relatively well, offering evidence that economic growth is proceeding, if at a slow pace. Industrial companies were lifted in the first quarter by a rally in the shares of General Electric. The company slipped in the second quarter, however, and several defense companies came under pressure.

Stability was valued

The consumer discretionary sector (–1.6%) rallied in the first quarter along with the overall market. More volatile names, such as Macy's, Sears and Ford, were later driven down by cautious consumers. Companies considered more stable, such as McDonald's and Ross, an off-price department store chain, held up better.

Other sectors more acutely felt the repercussions of Europe's sovereign debt crisis and China's efforts to diffuse real estate speculation. This was particularly true for materials (–12.9%) and energy (–12.2%) companies.

U.S. REITs were a bright spot

Real estate stocks declined in Europe and Asia Pacific, but had a positive return in the United States. U.S. REITs began to rise in February as fourth-quarter 2009 earnings met expectations and indicated stabilization in occupancies and rents. Although they gave back some ground late in the period, REITs still outperformed the broad U.S. equity market by a wide margin for the period.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Fund performance

The Fund employs leverage as part of a yield-enhancement strategy. Leverage, which can decrease total return in declining markets (just as it can have the opposite effect in rising markets), hindered the Fund's performance for the period compared with its benchmarks, which are not leveraged.

The large cap value component was the main driver of absolute performance based on NAV; our holdings trailed the S&P 500 Index, as did our utilities and global real estate allocations, which each accounted for about 12% of the Fund's assets. The Fund's smaller allocations to preferred securities and closed-end funds had negative total returns, although they held up much better than the broad stock market.

Covered calls update

The call options written generate cash flows but may limit potential upside appreciation of the Fund. As a result of the strong up-market moves and declining volatility early in the year the options slightly detracted from overall performance.

Investment Outlook

While there are structural headwinds to economic growth, we believe a double-dip recession is unlikely. The recovery is indeed fragile, and an external shock could send the U.S. economy into a zero or negative-growth environment. But the Federal Reserve's commitment to maintaining low interest rates, against a backdrop of barely palpable inflation, is likely to keep the economy moving forward, however slowly.

Overall, we find many large cap companies in good financial health, with substantial cash on their balance sheets. Although cautious about expanding their business, many have indicated that they plan to increase capital spending this year, which supports our thesis of a gradual economic recovery.

In this low-growth environment, the strongest returns will be generated by companies that can improve their margins in the face of fairly sluggish revenue growth. We favor consumer staples companies, which benefit from consistent earnings, and the technology sector, which allows us to participate in the recovery and maintain our high-quality bias. Although, we have modest expectations for equity total returns in 2010, they may compare favorably with those that are available from bonds.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Sincerely,

	MARTIN COHEN	ROBERT H. STEERS

	Co-chairman	Co-chairman

	JOSEPH M. HARVEY	RICHARD E. HELM

	Portfolio Manager	Portfolio Manager

	YIGAL D. JHIRAD	WILLIAM F. SCAPELL

	Portfolio Manager	Portfolio Manager

DOUGLAS R. BOND	SCOTT CROWE	BEN MORTON

Portfolio Manager	Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Our Leverage Strategy
(Unaudited)

Our leverage strategy utilizes borrowings up to the maximum permitted by the 1940 Act to provide additional capital for the Fund, with an objective of increasing the net income available for shareholders. As of June 30, 2010, leverage represented 26%a of the Fund's managed assets.

Leverage Factsb

Leverage (as a % of managed assets)[a]	26%
Current Rate on Debt[c]	1.5%

The Fund intends to enhance its dividend yield through leverage. The use of leverage is a speculative technique and there are special risks and costs associated with leverage. The net asset value of the Fund's common shares may be reduced by the issuance and ongoing costs of leverage. So long as the Fund is able to invest in securities that produce a realized investment yield that is greater than the total cost of leverage, the leverage strategy will produce higher current net investment income for the common shareholders. On the other hand, to the extent that the total cost of leverage exceeds the incremental income gained from employing such leverage, the common shareholders would realize lower net investment income. In addition to the impact on net income, the use of leverage will have an effect of magnifying capital appreciation or depreciation for common shareholders. Specifically, in an up market, leverage will typically generate greater capital appreciation than if the Fund was not employing leverage. Conversely, in down markets, the use of leverage will generally result in greater capital depreciation than if the Fund had been unlevered. To the extent that the Fund is required or elects to reduce its leverage, the Fund may need to liquidate investments at times of adverse economic conditions which may result in capital losses potentially reducing returns to common shareholders. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

a  On June 1, 2009, the Securities and Exchange Commission (the "SEC") issued an order (the "Order") to the Fund providing an exemption from Section 18(a)(1) of the 1940 Act. The Order temporarily permits the Fund to maintain 200% asset coverage for debt used to replace auction market preferred securities ("AMPS") rather than 300% asset coverage required by Section 18(a)(1) for debt. Effective June 10, 2010, it was no longer necessary for the Fund to utilize the temporary relief and the Fund began complying with the 300% asset coverage required by Section 18(a)(1). The decrease in asset coverage below 300% was caused by a decrease in market value of the Fund's portfolio securities and is not deemed to be a violation of Section 18(a)(1).

b  Data as of June 30, 2010. Information is subject to change.

c  See Note 6 in Notes to Financial Statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

JUNE 30, 2010

Top Ten Holdingsa
(Unaudited)

Security	Value	% of Managed Assets
MarkWest Energy Partners LP	$4,789,979	1.6%
Novartis AG	4,502,222	1.5
Nestle SA	4,499,782	1.5
Exxon Mobil Corp.	4,414,193	1.5
GlaxoSmithKline PLC	4,299,553	1.4
EDP - Energias do Brasil SA	4,211,330	1.4
Snam Rete Gas S.p.A.	4,192,250	1.4
Sempra Energy	3,696,410	1.2
JPMorgan Chase & Co.	3,510,679	1.2
Bank of America Corp.	3,389,883	1.1

a  Top ten holdings are determined on the basis of the value of individual securities held. All of the securities listed above are common stock. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Country Breakdown

(Based on Managed Assets)
(Unaudited)

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

		Number of Shares	Value
COMMON STOCK	122.1%
AUSTRALIA	4.8%
BANK	1.2%
Australia and New Zealand Banking Group Ltd.[a,b]		152,761	$2,743,799
MATERIAL	0.7%
BHP Billiton Ltd.[a,b]		50,287	1,564,406
REAL ESTATE	2.9%
DIVERSIFIED	1.1%
Mirvac Group[a,b]		2,334,238	2,549,218
INDUSTRIAL	0.8%
ING Industrial Fund[b]		5,306,722	1,656,732
OFFICE	1.0%
Commonwealth Property Office Fund[b]		2,828,823	2,197,689
TOTAL REAL ESTATE			6,403,639
TOTAL AUSTRALIA			10,711,844
BRAZIL	3.9%
UTILITIES
ELECTRIC UTILITIES	2.5%
CPFL Energia SAa		69,358	1,514,348
EDP - Energias do Brasil SA		212,331	4,211,330
			5,725,678
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	1.4%
AES Tiete S.A.		264,000	3,034,903
TOTAL BRAZIL			8,760,581
CANADA	4.1%
BANK	1.4%
Toronto-Dominion Bank/The[c]		46,500	3,018,315
DIVERSIFIED FINANCIAL SERVICE	0.7%
IGM Financial		43,711	1,524,167
FINANCIAL	1.1%
Power Corp.		104,000	2,492,171

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
MATERIALS	0.4%
CHEMICALS	0.2%
Potash Corp. of Saskatchewan[c]		5,500	$474,320
METALS & MINING	0.2%
Cameco Corp.		22,900	487,019
TOTAL MATERIALS			961,339
REAL ESTATE MANAGEMENT/SERVICES	0.5%
Parkbridge Lifestyles Communities		238,667	1,165,815
TOTAL CANADA			9,161,807
FINLAND	1.1%
REAL ESTATE—DIVERSIFIED	0.7%
Sponda Oyj[b]		501,522	1,507,103
TELECOMMUNICATION SERVICES	0.4%
Nokia Oyj[a,b]		107,600	877,026
TOTAL FINLAND			2,384,129
FRANCE	3.4%
BANK	0.2%
BNP Paribas[a,b]		9,140	491,739
ENERGY—OIL & GAS	1.4%
Total SAa,b		71,381	3,186,361
MATERIALS	0.6%
Lafarge SAa,b		24,400	1,330,474
UTILITIES	1.2%
ELECTRIC UTILITIES	0.7%
Electricite de France[a,b]		36,744	1,397,984
MULTI UTILITIES	0.5%
GDF Suez[a,b]		40,913	1,163,998
TOTAL UTILITIES			2,561,982
TOTAL FRANCE			7,570,556

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
GERMANY	5.6%
AUTOMOTIVE	0.5%
Bayerische Motoren Werke AGa,b		23,000	$1,117,260
INDUSTRIAL	1.4%
Siemens AGa,b		35,500	3,175,107
INSURANCE	1.0%
Allianz SEa,b		23,600	2,335,771
SOFTWARE	1.0%
SAP AGa,b		50,000	2,223,361
UTILITIES	1.7%
ELECTRIC UTILITIES	0.6%
E.ON AG (ADR)[a,c]		50,647	1,357,340
MULTI UTILITIES	1.1%
RWE AGa,b		36,800	2,408,040
TOTAL UTILITIES			3,765,380
TOTAL GERMANY			12,616,879
HONG KONG	7.2%
ENERGY—OIL & GAS	1.1%
CNOOC Ltd.[a,b]		1,428,000	2,419,883
FINANCE-INVESTMENT BANKERS/BROKERS	0.5%
Hong Kong Exchanges and Clearing Ltd.[a,b]		69,500	1,085,723
INDUSTRIALS	0.5%
Hutchison Whampoa Ltd.[a,b]		171,000	1,050,166
REAL ESTATE—DIVERSIFIED	4.1%
Glorious Property Holdings Ltd.[b]		5,388,000	1,534,283
Hysan Development Company Ltd.[a,b]		797,565	2,259,687
Kerry Properties Ltd.[b]		228,000	983,727
New World Development Ltd.[a,b]		1,410,391	2,289,697
Wharf Holdings Ltd.[a,b]		462,000	2,258,722
			9,326,116

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
RETAIL	0.5%
Esprit Holdings Ltd.[b]		203,637	$1,096,384
TELECOMMUNICATION SERVICES	0.5%
China Mobile Ltd.[b]		121,500	1,203,588
TOTAL HONG KONG			16,181,860
ISRAEL	1.4%
PHARMACEUTICAL
Teva Pharmaceutical Industries Ltd. (ADR)[a]		58,784	3,056,180
ITALY	3.0%
BANK	0.2%
UniCredito Italiano S.p.A.[b]		202,860	448,733
ENERGY—OIL & GAS	0.9%
Eni S.p.A.[a,b]		111,800	2,052,206
UTILITIES—GAS UTILITIES	1.9%
Snam Rete Gas S.p.A.[a,b]		1,050,482	4,192,250
TOTAL ITALY			6,693,189
JAPAN	10.1%
APPAREL	1.1%
Fast Retailing Co., Ltd.[b]		15,200	2,299,980
Nisshinbo Industries[b]		25,000	239,638
			2,539,618
AUTOMOTIVE	0.9%
Toyota Motor Corp.[b]		56,400	1,937,827
BANK	0.1%
Sumitomo Trust and Banking Co., Ltd.[b]		50,000	254,558
ENERGY—OIL & GAS REFINING & MARKETING	0.1%
Showa Shell Sekiyu KKb		21,000	144,795
FINANCE	0.1%
Daiwa Securities Group[b]		47,000	198,432

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
FOOD	0.6%
House Foods Corp.[b]		49,400	$724,810
Kikkoman Corp.[b]		53,000	553,345
			1,278,155
HEALTH CARE	0.7%
Astellas Pharma[b]		33,800	1,132,492
Eisai Co., Ltd.[b]		15,200	504,349
			1,636,841
INDUSTRIAL	2.4%
Chiyoda Corp.[b]		46,000	334,054
Fanuc Ltd.[a,b]		20,100	2,269,743
Secom Co., Ltd.[a,b]		60,800	2,699,887
			5,303,684
INSURANCE	0.2%
NKSJ Holdings		85,000	508,568
MATERIALS	0.6%
Mitsubishi Materials Corp.[b,d]		76,000	202,009
Shin-Etsu Chemical Co., Ltd.[b]		12,500	581,190
Sumitomo Metal Mining Co., Ltd.[b]		14,000	174,651
Toray Industries[b]		87,000	416,998
			1,374,848
TECHNOLOGY	2.6%
Canon[b]		50,400	1,878,380
Kyocera Corp.[b]		11,700	947,189
NTT Data Corp.[b]		129	476,164
Sony Corp.[b]		51,000	1,360,323
TDK Corp.[b]		15,200	831,777
Tokyo Electron Ltd.[b]		8,600	463,257
			5,957,090
TELECOMMUNICATION SERVICES	0.2%
KDDI Corp.[b]		100	476,668

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
TOYS/GAMES/HOBBIES	0.5%
Nintendo Co., Ltd.[b]		3,600	$1,056,992
TOTAL JAPAN			22,668,076
MEXICO	0.7%
RETAIL	0.5%
Wal-Mart de Mexico SA de CVa		480,600	1,064,651
TELECOMMUNICATION SERVICES	0.2%
America Movil SAB de CVa		236,700	560,040
TOTAL MEXICO			1,624,691
SPAIN	0.9%
BANK	0.2%
Banco Santander Central Hispano SAa,b		47,500	498,093
TELECOMMUNICATION SERVICES	0.7%
Telefonica SAa,b		85,400	1,582,008
TOTAL SPAIN			2,080,101
SWEDEN	0.9%
RETAIL
Hennes & Mauritz ABa,b		76,958	2,114,988
SWITZERLAND	4.0%
FOOD	2.0%
Nestle SAa,b		93,320	4,499,782
HEALTH CARE	2.0%
Novartis AGa,b		92,900	4,502,222
TOTAL SWITZERLAND			9,002,004
UNITED KINGDOM	11.3%
BANK	1.9%
Barclays PLC[a,b]		516,000	2,059,616
HSBC Holdings PLC[a,b]		233,166	2,130,135
			4,189,751
CONSUMER DISCRETIONARY	0.9%
Reckitt Benckiser Group PLC[a,b]		44,800	2,083,844

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
CONSUMER—NON-CYCLICAL—AGRICULTURE	0.5%
British American Tobacco PLC[a,b]		36,300	$1,152,010
ENERGY—INTEGRATED OIL & GAS	0.9%
Royal Dutch Shell PLC[a,b]		81,024	2,044,727
HEALTH CARE	1.9%
GlaxoSmithKline PLC[a,b]		253,200	4,299,553
REAL ESTATE	2.5%
OFFICE	1.4%
Great Portland Estates PLC[b]		742,639	3,207,586
SELF STORAGE	1.1%
Big Yellow Group PLC[a,b]		558,390	2,452,451
TOTAL REAL ESTATE			5,660,037
TELECOMMUNICATION SERVICES	0.8%
Vodafone Group PLC[a,b]		853,000	1,757,599
UTILITIES	1.9%
ELECTRIC UTILITIES	0.7%
Scottish and Southern Energy PLC[a,b]		86,833	1,446,116
MULTI UTILITIES	1.2%
National Grid PLC[a,b]		375,000	2,737,863
TOTAL UTILITIES			4,183,979
TOTAL UNITED KINGDOM			25,371,500
UNITED STATES	59.7%
BASIC MATERIALS	1.1%
Allegheny Technologies[c]		22,900	1,011,951
Archer-Daniels-Midland Co.[a,c]		21,479	554,588
Praxair[c]		14,000	1,063,860
			2,630,399
CONSUMER—CYCLICAL	3.9%
APPAREL	0.7%
NIKE[a,c]		22,337	1,508,864

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
MEDIA	0.7%
Comcast Corp.[c]		35,000	$607,950
The Walt Disney Co.[a,c]		32,100	1,011,150
			1,619,100
RETAIL	2.2%
Nordstrom[c]		28,340	912,265
Ross Stores[a]		31,000	1,651,990
Wal-Mart Stores[a,c]		50,700	2,437,149
			5,001,404
TOYS/GAMES/HOBBIES	0.3%
Mattel[a]		27,700	586,132
TOTAL CONSUMER—CYCLICAL			8,715,500
CONSUMER—NON-CYCLICAL	5.6%
AGRICULTURE	1.3%
Monsanto Co.[c]		37,534	1,734,821
Philip Morris International[a,c]		24,233	1,110,841
			2,845,662
BEVERAGE	0.9%
PepsiCo[c]		32,610	1,987,580
COSMETICS/PERSONAL CARE	1.4%
Colgate-Palmolive Co.[c]		8,000	630,080
Procter & Gamble Co.[a,c]		42,776	2,565,704
			3,195,784
FOOD	0.6%
Kraft Foods[a,c]		53,173	1,488,844
RESTAURANT	1.4%
McDonald's Corp.[a]		46,539	3,065,524
TOTAL CONSUMER—NON-CYCLICAL			12,583,394

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
ENERGY	9.0%
OIL & GAS	4.8%
Chevron Corp.[c]		42,130	$2,858,942
ConocoPhillips[c]		21,000	1,030,890
Devon Energy Corp.[a]		24,973	1,521,355
Exxon Mobil Corp.[a,c]		77,347	4,414,193
Marathon Oil Corp.[a,c]		33,300	1,035,297
			10,860,677
OIL & GAS SERVICES	1.3%
Schlumberger Ltd.[a,c]		34,498	1,909,119
Transocean Ltd.[a,c,d]		20,486	949,117
			2,858,236
OIL & GAS STORAGE & TRANSPORTATION	2.9%
Energy Transfer Partners LPc		37,188	1,725,523
MarkWest Energy Partners LPa		146,393	4,789,979
			6,515,502
TOTAL ENERGY			20,234,415
FINANCIAL	10.0%
BANK	4.0%
Bank of America Corp.[a,c]		235,900	3,389,883
Bank of New York Mellon Corp.[a]		38,000	938,220
BB&T Corp.[c]		16,700	439,377
US Bancorp[a]		88,872	1,986,289
Wells Fargo & Co.[a,c]		89,687	2,295,987
			9,049,756
CREDIT CARD	0.5%
American Express Co.[c]		13,000	516,100
Visa[c]		7,400	523,550
			1,039,650

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
DIVERSIFIED FINANCIAL SERVICE	3.6%
Citigroup[a,c,d]		420,800	$1,582,208
Goldman Sachs Group[a,c]		18,900	2,481,003
JPMorgan Chase & Co.[a,c]		95,894	3,510,679
Morgan Stanley[c]		19,500	452,595
			8,026,485
INSURANCE	1.9%
Everest Re Group Ltd.[a]		10,000	707,200
HCC Insurance Holdings[a,c]		84,981	2,104,130
MetLife[a,c]		40,000	1,510,400
			4,321,730
TOTAL FINANCIAL			22,437,621
HEALTH CARE	3.9%
Abbott Laboratories[a,c]		44,663	2,089,335
Becton Dickinson & Co.[a,c]		7,900	534,198
Johnson & Johnson[a,c]		34,436	2,033,790
Medtronic[a]		51,325	1,861,558
Merck & Co.[a]		33,329	1,165,515
Pfizer[a,c]		73,984	1,055,012
			8,739,408
INDUSTRIAL	7.0%
AEROSPACE & DEFENSE	3.8%
General Dynamics Corp.[a,c]		38,519	2,255,673
L-3 Communications Holdings[a,c]		26,000	1,841,840
Lockheed Martin Corp.[a,c]		27,000	2,011,500
United Technologies Corp.[a,c]		38,873	2,523,246
			8,632,259
DIVERSIFIED MANUFACTURING	1.9%
Caterpillar[c]		17,600	1,057,232
General Electric Co.[a,c]		219,030	3,158,413
			4,215,645

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
ENVIRONMENTAL CONTROL	0.5%
Waste Management[c]		32,000	$1,001,280
TRANSPORTATION	0.8%
United Parcel Service[a,c]		33,160	1,886,472
TOTAL INDUSTRIAL			15,735,656
MATERIALS	1.3%
CHEMICALS	0.9%
Dow Chemical Co.[c]		40,000	948,800
Sigma-Aldrich Corp.[c]		22,000	1,096,260
			2,045,060
METALS & MINING	0.4%
Freeport-McMoRan Copper & Gold[c]		15,000	886,950
TOTAL MATERIALS			2,932,010
REAL ESTATE	4.3%
HEALTH CARE	0.9%
Brookdale Senior Living[a,c,d]		130,783	1,961,745
INDUSTRIAL	1.2%
ProLogis[a,c]		275,748	2,793,327
OFFICE	1.0%
Forest City Enterprises[a,c,d]		189,077	2,140,352
SHOPPING CENTER—COMMUNITY CENTER	1.2%
Developers Diversified Realty Corp.[c]		273,869	2,711,303
TOTAL REAL ESTATE			9,606,727
TECHNOLOGY	7.6%
COMPUTERS	1.8%
Hewlett-Packard Co.[a,c]		44,674	1,933,491
International Business Machines Corp.[c]		16,433	2,029,147
			3,962,638
INTERNET SERVICE PROVIDER	0.4%
Google[a,c,d]		2,200	978,890

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
SEMICONDUCTORS	2.2%
Intel Corp.[a,c]		149,301	$2,903,904
Texas Instruments[a,c]		87,000	2,025,360
			4,929,264
SOFTWARE	2.3%
Microsoft Corp.[a,c]		114,015	2,623,485
Oracle Corp.[a]		117,200	2,515,112
			5,138,597
TELECOMMUNICATION EQUIPMENT	0.9%
Corning[a,c]		30,700	495,805
Harris Corp.[a,c]		11,900	495,635
QUALCOMM[a]		32,300	1,060,732
			2,052,172
TOTAL TECHNOLOGY			17,061,561
TELECOMMUNICATION SERVICES	1.4%
AT&Ta,c		83,977	2,031,403
Verizon Communications[a,c]		37,686	1,055,962
			3,087,365
UTILITIES	4.6%
ELECTRIC UTILITIES	0.8%
Southern Co.[a,c]		51,885	1,726,733
MULTI UTILITIES	2.4%
Public Service Enterprise Group[a,c]		58,500	1,832,805
Sempra Energy[a,c]		79,000	3,696,410
			5,529,215
WATER UTILITIES	1.4%
American Water Works Co.[a,c]		153,656	3,165,314
TOTAL UTILITIES			10,421,262
TOTAL UNITED STATES			134,185,318
TOTAL COMMON STOCK (Identified cost—$325,980,595)			274,183,703

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
CLOSED-END FUNDS—UNITED STATES	4.2%
COVERED CALL	0.5%
NFJ Dividend Interest & Premium Strategy Fund[a,c]		82,400	$1,137,944
GLOBAL HYBRID (GROWTH & INCOME)	0.4%
Clough Global Opportunities Fund[a,c]		73,785	841,887
HIGH YIELD	0.9%
BlackRock Corporate High Yield Fund[a,c]		49,900	329,340
BlackRock Corporate High Yield Fund Va,c		140,000	1,535,800
PIMCO High Income Fund[c]		14,200	170,684
			2,035,824
MULTI-SECTOR	0.8%
Nicholas-Applegate Convertible & Income Fund[a,c]		105,000	962,850
Nicholas-Applegate Convertible & Income Fund IIa,c		95,000	812,250
			1,775,100
REAL ESTATE	0.4%
Alpine Global Premier Properties Fund[a,c]		175,000	943,250
U.S. GENERAL EQUITY	1.2%
Gabelli Equity Trust[c]		141,200	633,988
Liberty All-Star Equity Fund[c]		195,900	779,682
Nasdaq Premium Income & Growth Fund[c]		34,615	412,957
Royce Value Trust[c,d]		85,288	901,494
			2,728,121
TOTAL CLOSED-END FUNDS (Identified cost—$9,514,736)			9,462,126
PREFERRED SECURITIES—$25 PAR VALUE	4.1%
BERMUDA	0.7%
INSURANCE—REINSURANCE
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)[a]		20,000	1,689,376
NETHERLANDS	1.4%
INSURANCE—MULTI-LINE
Aegon NV, 6.50%[a]		90,900	1,601,658
ING Groep N.V., 6.375%[a]		91,250	1,539,388
			3,141,046

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
UNITED KINGDOM	1.7%
BANK
HSBC Holdings PLC, 8.00%, Series 2[a]		80,000	$2,012,000
National Westminster Bank PLC, 7.76%, Series Ca		91,647	1,706,467
			3,718,467
UNITED STATES	0.3%
TELECOMMUNICATION SERVICES
Telephone & Data Systems, 7.60%, due 12/1/41, Series Aa		31,125	777,191
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$9,517,517)			9,326,080
PREFERRED SECURITIES—CAPITAL SECURITIES—UNITED STATES	2.3%
INSURANCE
MULTI-LINE	1.2%
MetLife Capital Trust X, 9.25%, due 4/8/38, 144Ae		2,500,000	2,712,500
PROPERTY CASUALTY	1.1%
Liberty Mutual Group, 7.80%, due 3/15/37, 144Aa,e		3,000,000	2,490,000
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$5,454,125)			5,202,500
		Principal Amount
CORPORATE BONDS	0.7%
UNITED KINGDOM
FINANCE—INVESTMENT BANKER/BROKER
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144Ae (Identified cost—$1,717,582)		$2,000,000	1,565,000
		Number of Shares
SHORT-TERM INVESTMENTS	2.5%
MONEY MARKET FUNDS
Federated Government Obligation Fund, 0.04%[f]		2,620,582	2,620,582
State Street Institutional Liquid Reserves Fund, 0.21%[f]		2,922,744	2,922,744
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,543,326)			5,543,326

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

			Value
TOTAL INVESTMENTS (Identified cost—$357,727,881)	135.9%		$305,282,735
WRITTEN CALL OPTIONS	(0.0)		(98,972)
LIABILITIES IN EXCESS OF OTHER ASSETS	(35.9)		(80,566,259)
NET ASSETS (Equivalent to $9.77 per share based on 22,996,017 shares of common stock outstanding)	100.0%		$224,617,504
		Number of Contracts
WRITTEN CALL OPTIONS	(0.0)%
EUROPE	(0.0)%
DJ EuroStoxx 50 Index, EUR Strike Price 2,800 7/16/10		600	(33,017)
UNITED STATES	(0.0)%
S&P 500 Index, USD Strike Price 1,125, 7/17/10		753	(56,475)
S&P 500 Index, USD Strike Price 1,130, 7/17/10		158	(9,480)
			(65,955)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$2,394,066)			$(98,972)

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Glossary of Portfolio Abbreviations

ADR  American Depositary Receipt

EUR  Euro Currency

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  All or a portion of the security is held in connection with the revolving credit agreement: $154,415,491 has been pledged as collateral.

b  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair value securities represent 51.4% of net assets of the Fund, all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

c  A portion or all of the security is held in connection with written option contracts: $46,144,366 has been pledged to brokers.

d  Non-income producing security.

e  Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.0% of net assets of the Fund.

f  Rate quoted represents the seven day yield of the fund.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$357,727,881)	$305,282,735
Cash	26,991
Foreign currency, at value (Identified cost—$74,821)	75,926
Receivable for:
Investment securities sold	1,863,011
Dividends and interest	1,092,165
Other assets	160,940
Total Assets	308,501,768
LIABILITIES:
Payable for:
Revolving credit agreement	78,000,000
Investment securities purchased	4,211,426
Dividends declared on common shares	946,438
Investment management fees	259,793
Interest expense	116,237
Options (Premiums received $2,394,066)	98,972
Administration fees	20,783
Directors' fees	407
Other liabilities	230,208
Total Liabilities	83,884,264
NET ASSETS	$224,617,504
NET ASSETS consist of:
Paid-in-capital	$390,231,593
Dividends in excess of net investment income	(10,140,381)
Accumulated net realized loss	(105,310,229)
Net unrealized depreciation	(50,163,479)
$224,617,504
NET ASSET VALUE PER COMMON SHARE:
($224,617,504 ÷ 22,996,017 shares outstanding)	$9.77
MARKET PRICE PER COMMON SHARE	$9.41
MARKET PRICE DISCOUNT TO NET ASSET VALUE PER COMMON SHARE	(3.68)%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividend income (net of $337,130 of foreign withholding tax)	$5,637,581
Interest income	666,543
Total Income	6,304,124
Expenses:
Investment management fees	1,685,787
Interest expense	760,233
Administration fees	178,508
Line of credit fees	102,176
Custodian fees and expenses	83,188
Professional fees	65,232
Shareholder reporting expenses	49,042
Directors' fees and expenses	13,326
Transfer agent fees and expenses	10,136
Registration and filing fees	2,820
Miscellaneous	24,190
Total Expenses	2,974,638
Net Investment Income	3,329,486
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(2,475,419)
Options	(5,370,479)
Foreign currency transactions	(104,011)
Net realized loss	(7,949,909)
Net change in unrealized appreciation (depreciation) on:
Investments	(34,891,992)
Options	3,033,875
Foreign currency translations	(14,244)
Net change in unrealized appreciation (depreciation)	(31,872,361)
Net realized and unrealized loss	(39,822,270)
Net Decrease in Net Assets from Operations Applicable to Common Shares	$(36,492,784)

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2010	For the Year Ended December 31, 2009
Change in Net Assets Applicable to Common Shares:
From Operations:
Net investment income	$3,329,486	$7,174,724
Net realized loss	(7,949,909)	(51,945,997)
Net change in unrealized appreciation (depreciation)	(31,872,361)	118,586,676
Net increase (decrease) in net assets resulting from operations	(36,492,784)	73,815,403
Less Dividends to Preferred Shareholders from Net Investment Income	—	(369,387)
Net increase (decrease) in net assets from operations applicable to common shares	(36,492,784)	73,446,016
Less Dividends and Distributions to Common Shareholders from:
Net investment income	(12,877,770)	(8,395,208)
Tax return of capital	—	(19,623,251)
Total dividends and distributions to common shareholders	(12,877,770)	(28,018,459)
Capital Stock Transactions:
Increase in net assets from shares issued to common shareholders for reinvestment of dividends	—	358,098
Total increase (decrease) in net assets applicable to common shares	(49,370,554)	45,785,655
Net Assets Applicable to Common Shares:
Beginning of period	273,988,058	228,202,403
End of period[a]	$224,617,504	$273,988,058

a  Includes dividends in excess of net investment income of $10,140,381 and $592,097, respectively.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2010 (Unaudited)

Increase in Cash:
Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(36,492,784)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of long-term investments	(76,991,575)
Net purchases, sales and maturities of short-term investments	582,006
Net amortization/accretion of premium (discount)	(3,284)
Proceeds from sales and maturities of long-term investments	89,379,622
Net increase in dividends and interest receivable, receivable for investment securities sold and other assets	(1,962,013)
Net increase in interest expense payable, payable for investment securities purchased, accrued expenses and other liabilities	4,176,186
Decrease in premiums received from options	(3,413,927)
Net change in unrealized depreciation on investments	34,891,992
Net realized loss from investments	2,475,419
Cash provided by operating activities	12,641,642
Cash Flows from Financing Activities:
Distributions paid on common shares	(12,877,770)
Increase in payable to common shareholders	306,368
Cash used for financing activities	(12,571,402)
Increase in cash	70,240
Cash at beginning of period (including foreign currency)	32,677
Cash at end of period (including foreign currency)	$102,917

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a common share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended	For the Year Ended December 31,		For the Period July 27, 2007[a] through
Per Share Operating Performance:	June 30, 2010	2009	2008	December 31, 2007
Net asset value per common share, beginning of period	$11.91	$9.94	$19.59	$19.10
Income from investment operations:
Net investment income	0.14	0.38	0.51	0.20
Net realized and unrealized gain (loss)	(1.72)	2.83	(8.03)	1.11
Total income (loss) from investment operations	(1.58)	3.21	(7.52)	1.31
Less dividends and distributions to preferred shareholders from:
Net investment income	—	(0.02)	(0.07)	(0.01)
Net realized gain	—	—	(0.05)	(0.03)
Total dividends and distributions to preferred shareholders	—	(0.02)	(0.12)	(0.04)
Total from investment operations applicable to common shares	(1.58)	3.19	(7.64)	1.27
Offering costs charged to paid-in capital—common shares	—	—	—	(0.04)
Offering costs charged to paid-in capital—preferred shares	—	—	(0.00)[b]	(0.05)
Total offering costs	—	—	—	(0.09)
Dilutive effect from the issuance of common shares	—	(0.00)[b]	—	(0.01)
Anti-dilutive effect from the purchase of common shares	—	—	0.03	—
Less dividends and distributions to common shareholders from:
Net investment income	(0.56)	(0.37)	(0.45)	(0.20)
Net realized gain	—	—	(0.28)	(0.48)
Tax return of capital	—	(0.85)	(1.31)	—
Total dividends and distributions to common shareholders	(0.56)	(1.22)	(2.04)	(0.68)
Net increase (decrease) in net asset value per common share	(2.14)	1.97	(9.65)	0.49
Net asset value, per common share, end of period	$9.77	$11.91	$9.94	$19.59
Market value, per common share, end of period	$9.41	$11.29	$7.86	$17.39
Net asset value total return[c]	–13.47%[d]	37.19%	–40.66%	6.35%[d]
Market value return[c]	–12.09%[d]	64.47%	–47.14%	–9.84%[d]

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	For the Six Months Ended	For the Year Ended December 31,		For the Period July 27, 2007[a] through
Ratios/Supplemental Data:	June 30, 2010	2009	2008	December 31, 2007
Net assets applicable to common shares, end of period (in millions)	$224.6	$274.0	$228.2	$456.3
Ratio of expenses to average daily net assets applicable to common shares[e]	2.29%[f]	2.25%	2.09%	1.65%[f]
Ratio of expenses to average daily net assets applicable to common shares (excluding interest expense)[e]	1.70%[f]	1.86%	1.72%	1.47%[f]
Ratio of net investment income to average daily net assets applicable to common shares[e]	2.56%[f]	3.10%	3.35%	2.45%[f]
Ratio of expenses to average daily managed assets[e,g]	1.76%[f]	1.68%	1.59%	1.45%[f]
Portfolio turnover rate	23%[d]	85%	56%	13%[d]
Preferred Shares/Revolving Credit Agreement:
Liquidation value, end of period (in 000's)	—	—	$43,000	$90,000
Total shares outstanding (in 000's)	—	—	2	4
Asset coverage ratio for revolving credit agreement	388%	451%	690%	2,051%
Asset coverage per $1,000 for revolving credit agreement	$3,880	$4,513	$6,896	$20,509
Asset coverage ratio for auction market preferred shares[h]	—	—	356%	487%
Asset coverage per share for auction market preferred shares[h]	—	—	$89,000	$121,750
Liquidation preference per share	—	—	$25,000	$25,000
Average market value per share[i]	—	—	$25,000	$25,000

a  Commencement of operations.

b  Amount is less than $0.005.

c  Total market value return is computed based upon the New York Stock Exchange market price of the Fund's shares and excludes the effects of brokerage commissions. Total net asset value return measures the changes in value over the period indicated, taking into account dividends as reinvested. Dividends and distributions, if any, are assumed for purposes of these calculations, to be reinvested at prices obtained under the Fund's dividend reinvestment plan.

d  Not annualized.

e  Ratios do not reflect dividend payments to preferred shareholders.

f  Annualized.

g  Average daily managed assets represent net assets applicable to common shares plus liquidation preference of preferred shares and/or the outstanding balance of the revolving credit agreement.

h  Includes the effect of the outstanding borrowings from the revolving credit agreement.

i  Based on weekly prices.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Global Income Builder, Inc. (the Fund) was incorporated under the laws of the State of Maryland on April 10, 2007 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified closed-end management investment company. The Fund's investment objective is total return with an emphasis in high current income.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at value. 51.4% of net assets of the Fund were fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock—Brazil	$8,760,581	$8,760,581	$—	—
Common Stock—Canada	9,161,807	9,161,807	—	—
Common Stock—Germany	12,616,879	1,357,340	11,259,539	—
Common Stock—Israel	3,056,180	3,056,180	—	—
Common Stock—Mexico	1,624,691	1,624,691	—	—
Common Stock—United States	134,185,318	134,185,318	—	—
Common Stock—Other Countries	104,778,247	—	104,778,247	—
Closed-End Funds	9,462,126	9,462,126	—	—
Preferred Securities—$25 Par Value—Bermuda	1,689,376	—	1,689,376	—
Preferred Securities—$25 Par Value—Other Countries	7,636,704	7,636,704	—	—
Preferred Securities—Capital Securities	5,202,500	—	5,202,500	—
Corporate Bonds	1,565,000	—	1,565,000	—
Money Market Funds	5,543,326	—	5,543,326	—
Total Investments	$305,282,735	$175,244,747	$130,037,988	—
Other Financial Instruments*	$(98,972)	$(98,972)	—	—

*  Other financial instruments are written option contracts.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or an increase in realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase/(decrease) to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions.

Options: The Fund may write put or covered call options on an index or a security with the intention of earning option premiums. Option premiums may increase the Fund's realized gains and therefore may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premiums received. Premiums received from writing options which are exercised or closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Foreign Currency Translations: The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have them paid in cash.

Distributions paid by the Fund are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2010, the investment manager considers it likely that a portion of the dividends will be reclassified to return of capital upon the final determination of the Fund's taxable income for the year.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Management has analyzed the Fund's tax positions taken on federal income tax returns as well as its tax positions in non-U.S. jurisdictions where it trades for all open tax years and has concluded that as of June 30, 2010, no provisions for income tax would be required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Management Fees, Administration Fees and Other Transactions with Affiliates

Investment Management Fees: The investment manager serves as the Fund's investment manager pursuant to an investment management agreement (the investment management agreement). Under the terms of the investment management agreement, the investment manager provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services under the investment management agreement, the Fund pays the investment manager an investment management fee, accrued daily and paid monthly, at an annual rate of 1.0% of the Fund's average daily managed asset value. Managed asset value is the net asset value of the common shares plus the amount of any loan outstanding.

Under subadvisory agreements between the investment manager and each of Cohen & Steers Asia Limited, Cohen & Steers UK Limited and Cohen & Steers Europe S.A. (collectively the subadvisors), affiliates of the investment manager, the subadvisors are responsible for managing the Fund's investments in certain non-U.S. real estate securities. For their services provided under the subadvisory agreement, the investment manager (not the Fund) pays the subadvisors. The investment manager allocates 50% of the investment management fee received from the Fund among itself and each subadvisor based on the portion of the Fund's average assets managed by the investment manager and each subadvisor. The investment manager retains the remaining 50% of the investment

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

manager fee received from the Fund. For the six months ended June 30, 2010, the investment manager paid the subadvisors $127,339, $91,364 and $91,364, respectively.

Administration Fees: The Fund has entered into an administration agreement with the investment manager under which the investment manager performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.08% of the Fund's average daily managed asset value. For the six months ended June 30, 2010, the Fund paid the investment manager $134,863 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers, and/or employees of the investment manager. The Fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $2,990 from the Fund for the six months ended June 30, 2010.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2010, totaled $75,010,720 and $87,284,251, respectively.

Transactions in options written during the six months ended June 30, 2010, were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2009	2,181	$2,828,786
Options written	12,353	16,695,977
Options expired	(1,520)	(932,897)
Options terminated in closing transactions	(11,503)	(16,197,800)
Options outstanding at June 30, 2010	1,511	$2,394,066

Note 4. Income Tax Information

As of June 30, 2010, the federal tax cost and net unrealized depreciation on securities were as follows:

Gross unrealized appreciation	$12,697,526
Gross unrealized depreciation	(65,142,672)
Net unrealized depreciation	$(52,445,146)
Cost for federal income tax purposes	$357,727,881

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

As of December 31, 2009, the Fund had a net capital loss carryforward of $96,152,695, of which $16,526,539 will expire on December 31, 2016 and $79,626,156 will expire on December 31, 2017. This carryforward may be used to offset future capital gains to the extent provided by regulations. In addition, the Fund incurred capital losses of $399,843 after October 31, 2009, that it has elected to treat as arising in the following fiscal year for tax purposes.

Note 5. Capital Stock

The Fund is authorized to issue 250 million shares of common stock at a par value of $0.001 per share.

During the six months ended June 30, 2010, and the year ended December 31, 2009, the Fund issued 0 and 30,067 shares of common stock, respectively, for the reinvestment of dividends.

On December 15, 2009, the Board of Directors approved the continuation of the delegation of its authority to management to effect repurchases, pursuant to management's discretion and subject to market conditions and investment considerations, of up to 10% of the Fund's common shares outstanding ("Share Repurchase Program") through the fiscal year ended December 31, 2010. During the six months ended June 30, 2010 and the year ended December 31, 2009, the Fund did not effect any repurchases.

The Fund's articles of incorporation authorize the issuance of Fund preferred shares, par value $0.001 per share, in one or more classes or series, with rights as determined by the Board of Directors, by action of the Board of Directors without the approval of the common shareholders.

Prior to redemption, preferred shares were senior to the Fund's common shares and ranked on a parity with shares of any other series of preferred shares, and with shares of any other series of preferred stock of the Fund, as to the payment of dividends and the distribution of assets upon liquidation. If the Fund did not timely cure a failure to (1) maintain a discounted value of its portfolio equal to the preferred shares basic maintenance amount, (2) maintain the 1940 Act preferred shares asset coverage, or (3) file a required certificate related to asset coverage on time, the preferred shares were subject to a mandatory redemption at the redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon to the date fixed for redemption. To the extent permitted under the 1940 Act and Maryland Law, the Fund at its option could without consent of the holders of preferred shares, redeem preferred shares having a dividend period of one year or less, in whole, or in part, on the business day after the last day of such dividend period upon not less than 15 calendar days and not more than 40 calendar days prior to notice. The optional redemption price was $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon to the date fixed for redemption.

The Fund's common shares and preferred shares had equal voting rights of one vote per share and vote together as a single class, except in certain circumstances regarding the election of directors. In addition, the affirmative vote of the holders of a majority, as defined in the 1940 Act, of the outstanding preferred shares was

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

required to (1) approve any plan of reorganization that would adversely affect the preferred shares and (2) approve any matter that materially and adversely affects the rights, preferences, or powers of that series.

The Articles Supplementary (the "Articles") creating each series of Auction Market Preferred Shares ("AMPS") provided for dividends to be paid at either the rate set in the current auction, or at the maximum rate as defined in the Articles if sufficient clearing bids for the AMPS are not received in the current auction. Beginning on February 13, 2008, sufficient clearing bids were not received for the AMPS series of the Fund, and therefore, the maximum rates were declared on the AMPS series. Based upon the ratings of the AMPS, the maximum rate for shares of a series was the greater of 125% of LIBOR or 125 basis points plus LIBOR.

During the year ended December 31, 2009, the Fund redeemed $43,000,000 of its outstanding preferred shares at a redemption price of $25,000 per share plus accrued but unpaid dividends. On December 10, 2009, the Fund's preferred shares were reclassified and designated as common shares with preferences, rights, voting powers, restrictions, limitations as to dividends, qualifications or terms and conditions of or rights to require redemption of common shares generally set forth in the Fund's articles of incorporation.

The redemption amount and details for the year ended December 31, 2009 are:

Series*	Shares Outstanding 12/31/08	Number of Shares Redeemed	Shares Outstanding 12/31/09	Total Value 12/31/08	Amount Redeemed	Total Value 12/31/09
W7	1,720	1,720	—	$43,000,000	$43,000,000	$—

The following table reflects the preferred shares range of dividend rates paid during the year ended December 31, 2009:

Series*	Range
W7	1.48%-1.70%

*  Series W were Auction Market Preferred Series with a $25,000 liquidation value and $0.001 par value.

Note 6. Borrowings

The Fund has a $100,000,000 secured, committed revolving credit agreement (the credit agreement) with State Street Bank and Trust Company (State Street), as operations agent, and the lenders identified in the credit agreement. The credit agreement has a 364-day term. The credit agreement expired and was renewed on June 18, 2010. The Fund pays a 0.20% per annum fee based on the unused portion of the credit agreement. (Prior to June 18, 2010, the rate was 0.25%) The Fund is required to segregate portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities segregated to, and in favor of, State Street as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times.

As of June 30, 2010, the Fund has outstanding borrowings of $78,000,000. During the six month period ended June 30, 2010, the Fund borrowed an average daily balance of $78,000,000 at a weighted average borrowing cost of 1.94%.

On June 1, 2009, the Securities and Exchange Commission (the "SEC") issued an order (the "Order") to the Fund providing an exemption from Section 18(a)(1) of the 1940 Act. The Order temporarily permits the Fund to maintain 200% asset coverage for debt used to replace auction market preferred securities ("AMPS") rather than 300% asset coverage required by Section 18(a)(1) for debt. Effective June 10, 2010, it was no longer necessary for the Fund to utilize the temporary relief and the Fund began complying with the 300% asset coverage required by Section 18(a)(1). The decrease in asset coverage below 300% was caused by a decrease in market value of the Fund's portfolio securities and is not deemed to be a violation of Section 18(a)(1).

Note 7. Derivative Investments

The following tables present the value of derivatives held at June 30, 2010 and the effect of derivatives held during the six months ended June 30, 2010, along with the respective location in the financial statements. The volume of activity for written options for the six months ended June 30, 2010 is summarized in Note 3.

Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Equity contracts	—	—	Payables	$98,972
Statement of Operations

Derivatives	Location	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Equity contracts	Net Realized and Unrealized Gain (Loss)	$(5,370,479)	$3,033,875

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

PROXY RESULTS (Unaudited)

Cohen & Steers Global Income Builder, Inc. shareholders voted on the following proposals at the annual meeting held on May 13, 2010. The description of each proposal and number of shares voted are as follows:

Common Shares

	Shares Voted For	Authority Withheld
To elect Directors:
Martin Cohen	18,225,845.465	453,422.643
Richard J. Norman	18,204,771.317	474,496.791
Frank K. Ross	18,220,324.030	458,944.078

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

AVERAGE ANNUAL TOTAL RETURNS

(periods ended June 30, 2010) (Unaudited)

Based on Net Asset Value		Based on Market Value
One Year	Since Inception (07/27/07)	One Year	Since Inception (07/27/07)
9.30%	–9.40%	18.68%	–11.95%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return will vary and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effect of leverage resulting from the issuance of preferred shares and/or borrowings under a credit agreement.

REINVESTMENT PLAN

We urge shareholders who want to take advantage of this plan and whose shares are held in 'Street Name' to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the Fund's assets. To the extent this occurs, the Fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment management and subadvisory agreements (the "Management Agreements"), or interested persons of any such party ("Independent Directors"), has the responsibility under the 1940 Act to approve the Fund's Management Agreements for their initial two year term and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting held in person on June 22-23, 2010, the Management Agreements were discussed and were unanimously continued for a term ending June 30, 2011 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Management Agreements, the Board of Directors reviewed materials provided by the Fund's investment manager (the "Investment Manager") and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds ("Peer Funds") and performance comparisons to a larger category universe prepared by an independent data provider; summary information prepared by the Investment Manager; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment management personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Manager throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services provided by the Investment Manager and the Subadvisors: The Board of Directors reviewed the services that the Investment Manager and the sub-investment advisors (the "Subadvisors"), provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and, for the Investment Manager, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Manager and the Subadvisors to other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors next considered the education, background and experience of the Investment Manager's and Subadvisors' personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund has had, and would likely continue to have, a favorable impact on the Fund. The Board of Directors further noted the Investment Manager's and Subadvisors' ability to attract qualified and experienced personnel. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Manager and the Subadvisors are adequate and appropriate.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

(ii) Investment performance of the Fund and the Investment Manager and Subadvisors: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant benchmark. The Board of Directors considered that the Fund performed at the median of the Peer Funds for the year-to-date period and outperformed the Peer Funds' median for the one-year period ended March 31, 2010. The Board of Directors noted that the Fund underperformed its benchmark for the year-to-date period and outperformed its benchmark for the one-year period ended March 31, 2010. The Board of Directors engaged in discussions with the Investment Manager regarding the contributors and detractors to the Fund's performance during the periods, as well as the impact of leverage on the Fund's performance. The Board of Directors also considered supplemental information provided by the Investment Manager, including a narrative summary of various factors affecting performance, and the Investment Manager's and the Subadvisors' performance in managing other global funds. The Board of Directors determined to closely monitor the Fund's performance and requested that the Investment Manager provide updates for this purpose.

(iii) Cost of the services provided and profits realized by the Investment Manager from the relationship with the Fund: Next, the Board of Directors considered the management fees and administrative fees payable by the Fund, as well as total expense ratios. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors considered that the Fund's actual management fees, at managed and common asset levels, were higher than the Peer Funds' medians, while the Fund's contractual management fees at common asset levels were higher than the Peer Funds' median. The Board of Directors also noted that the Fund's net expense ratios at managed and common asset levels were lower and higher, respectively, than the medians of the Peer Funds. The Board of Directors considered the impact of reduced asset levels as a result of the market decline, leverage levels and change to the capital structure by replacing auction market preferred securities with borrowings on the Fund's fees and expenses at managed and common asset levels. The Board of Directors then considered the administrative services provided by the Investment Manager, including compliance and accounting services, and further noted that the Fund pays an administration fee to the Investment Manager. The Board of Directors concluded that the Fund's current expense structure is satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Manager of its relationship with the Fund. The Board of Directors considered the level of the Investment Manager's profits and whether the profits were reasonable for the Investment Manager. Since the Subadvisors are paid by the Investment Manager and not by the Fund and are Subadvisors of the Investment Manager, and the Board of Directors considered the profitability of the Investment Manager as a whole, the Board of Directors did not consider the Subadvisors' separate profitability to be relevant to their considerations. The Board of Directors took into consideration other benefits to be derived by the Investment Manager in connection with the Management Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Manager receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Manager under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Manager from its relationship with the Fund were reasonable and consistent with fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered that as a closed-end fund, the Fund would not be expected to have inflows of capital that might produce increasing economies of scale. The Board of Directors determined that there were not significant economies of scale that were not being shared with shareholders.

(v) Comparison of services rendered and fees paid to those under other investment management contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Management Agreements to those under other investment management contracts of other investment advisers managing Peer Funds. The Board of Directors also considered the services rendered, fees paid and profitability under the Management Agreements to the Investment Manager's other management agreements and advisory contracts with institutional and other clients with similar investment mandates, including subadvised mutual funds and proprietary funds. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Manager in developing and managing the Fund that the Investment Manager does not have with institutional and other clients. The Board of Directors determined that on a comparative basis the fees under the Management Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Management Agreements, including amendment of the Subadvisory Agreements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return and high current income and capital appreciation, investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

  *  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Yigal D. Jhirad
Vice president

Richard E. Helm
Vice president

William F. Scapell
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Manager

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Fund Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent—Common Shares

The Bank of New York Mellon
480 Washington Boulevard
Jersey City, NJ 07310
(866) 227-0757

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

New York Stock Exchange Symbol: INB

Web site: cohenandsteers.com

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

eDelivery NOW AVAILABLE

Stop traditional mail delivery; receive your shareholder reports online.

Sign up at cohenandsteers.com

COHEN & STEERS

GLOBAL INCOME BUILDER, INC.

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

June 30, 2010

INBSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza
Name: James Giallanza
Title: Treasurer
(principal financial officer)

Date: September 3, 2010